Property, plant and equipment - Narrative (Details) $ in Millions	Dec. 31, 2025 USD ($) project	Dec. 31, 2024 USD ($)
Property, plant and equipment [abstract]
Carrying amount of assets under construction	$ 21,815	$ 27,852
Carrying amount of rights and concessions in respect of proved and unproved properties	4,742	$ 5,411
Contractual commitments for purchase and lease of property, plant and equipment	6,260
Contractual commitments for lease of property, plant and equipment	2,940
Exploration drilling costs capitalised	$ 147
Number of projects where drilling activities were underway | project	4
Projects awaiting development concepts	$ 1,535
Number of projects awaiting further development concepts | project	31